Other Intangibles (Details 2) (USD $) In Thousands, unless otherwise specified	11 Months Ended
Dec. 31, 2014
Components of other intangibles, excluding goodwill
Amortization expense	$ 14,461
Customer relationships and other intangible assets
Components of other intangibles, excluding goodwill
Gross Carrying Amount	439,365
Accumulated Amortization	(21,330)
Net	418,035
Estimated amortization expense for the next five years
2015	33,854
2016	33,865
2017	33,865
2018	27,559
2019	23,865
Customer relationships
Components of other intangibles, excluding goodwill
Gross Carrying Amount	360,000
Accumulated Amortization	(13,353)
Net	346,647
Customer relationships | Weighted Average
Components of other intangibles, excluding goodwill
Amortization period	16 years 4 months 24 days
Tradename And Other Intangible Assets
Components of other intangibles, excluding goodwill
Gross Carrying Amount	79,365
Accumulated Amortization	(7,977)
Net	$ 71,388
Tradename And Other Intangible Assets | Weighted Average
Components of other intangibles, excluding goodwill
Amortization period	9 years 10 months 24 days